CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member] USD ($)	Treasury Shares [Member]	Additional Paid-in Capital [Member] USD ($)	Contributed Surplus [Member] USD ($)	Accumulated Other Comprehensive Loss [Member] USD ($)	Accumulated Deficit [Member] USD ($)	Total USD ($)
Balance at Dec. 31, 2010	$ 469		$ 11,480	$ 981,815	$ 0	$ (809)	$ 992,955
Balance (in shares) at Dec. 31, 2010	46,898,782
Increase (decrease) in Shareholders' Equity [Roll Forward]
Accumulated coverage of loss	0		0	(809)	0	809	0
Net (Loss) Income	0		0	0	0	(72,298)	(72,298)
Common Shares Issued, 2011 Equity Incentive Plan (in shares)	400,000
Common Shares Issued, 2011 Equity Incentive Plan	4		0	0	0	0	4
Other Comprehensive (Loss) Income	0		0	0	(212)	0	(212)
Compensation - Restricted Shares (in shares)	4,612
Compensation - Restricted Shares	0		67	0	0	0	67
Share-based Compensation (in shares)	0
Share-based Compensation	0		1,320	0	0	0	1,320
Return of Capital	0		0	(54,273)	0	0	(54,273)
Balance at Dec. 31, 2011	473		12,867	926,733	(212)	(72,298)	867,563
Balance (in shares) at Dec. 31, 2011	47,303,394
Increase (decrease) in Shareholders' Equity [Roll Forward]
Accumulated coverage of loss	0		0	(72,298)	0	72,298	0
Net (Loss) Income	0		0	0	0	(73,192)	(73,192)
Common Shares Issued (in shares)	5,500,000						5,500,000
Common Shares Issued, net of issuance costs	55		75,527	0	0	0	75,582
Reduction of share premium	0		(75,577)	75,577	0	0	0
Other Comprehensive (Loss) Income	0		0	0	128	0	128
Compensation - Restricted Shares (in shares)	112,245
Compensation - Restricted Shares	1		1,540	0	0	0	1,541
Share-based Compensation (in shares)	0
Share-based Compensation	0		1,258	0	0	0	1,258
Return of Capital	0		0	(63,497)	0	0	(63,497)
Common Shares repurchased, Equity Incentive Plan (in shares)	(8,500)	8,500
Common Shares repurchased, Equity Incentive Plan	0		0	0	0	0	0
Balance at Dec. 31, 2012	529		15,615	866,515	(84)	(73,192)	809,383
Balance (in shares) at Dec. 31, 2012	52,907,139	8,500
Increase (decrease) in Shareholders' Equity [Roll Forward]
Accumulated coverage of loss	0		0	(73,192)	0	73,192	0
Net (Loss) Income	0		0	0	0	(105,417)	(105,417)
Common Shares Issued (in shares)	20,556,250						20,556,250
Common Shares Issued, net of issuance costs	206		172,405	0	0	0	172,611
Common shares issued in connection with the Scandic acquisition (in shares)	1,910,112
Common shares issued in connection with the Scandic acquisition	19		18,127	0	0	0	18,146
Other Comprehensive (Loss) Income	0		0	0	(76)	0	(76)
Compensation - Restricted Shares (in shares)	1,910,112
Share-based Compensation (in shares)	0
Share-based Compensation	0		2,093	0	0	0	2,093
Return of Capital	0		0	(41,756)	0	0	(41,756)
Common Shares repurchased, Equity Incentive Plan (in shares)	(14,500)	14,500
Common Shares repurchased, Equity Incentive Plan	0		0	0	0	0	0
Balance at Dec. 31, 2013	$ 754		$ 208,240	$ 751,567	$ (160)	$ (105,417)	$ 854,984
Balance (in shares) at Dec. 31, 2013	75,359,001	23,000